NOTE 8 - FINANCING ARRANGEMENTS (Detail) - Schedule of Future Maturities of Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
2013	$ 5,701
2014	5,444
2015	3,644
2016	2,992
2017	2,629
thereafter	$ 9,359